Long-term Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Long-term Prepaid Expenses [Abstract]
Schedule Of Deposits And Long-Term Prepaid Expenses
	December 31	December 31
	2012	2013
Long-term deposits (1)	$109	$89
Prepaid expenses (2)	2,815	2,956

	$2,924	$3,045

(1)	Deposits in respect of operating leases of motor vehicles.
(2)	Mainly prepaid expenses for the last one to three months of long-term service agreements with suppliers.